Quarterly Operating Results (Unaudited) (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Operating Results Unaudited [Line Items]
Total realized gains on securities	$ 49	$ 8	$ 19		$ 29	$ 57	$ 11	$ 4	$ 76	$ 101	$ 43
Prior year development favorable (unfavorable)	27	34	(13)	21	48	14	57	39	69	158	198
Quarterly Operating Results (Unaudited) (Textual) [Abstract]
Pretax catastrophe losses			23				34
Investment in Verisk Analytics, Inc. [Member]
Quarterly Operating Results Unaudited [Line Items]
Total realized gains on securities	40		33			26
Marketform [Member]
Quarterly Operating Results Unaudited [Line Items]
Prior year development favorable (unfavorable)						(39)
Property and casualty insurance reserves [Member]
Quarterly Operating Results Unaudited [Line Items]
Special charges to increase asbestos and environmental reserves			50
Railroad and manufacturing operations [Member]
Quarterly Operating Results Unaudited [Line Items]
Special charges to increase asbestos and environmental reserves			9
Special Charges [Member]
Quarterly Operating Results Unaudited [Line Items]
Charge for valuation allowance against deferred tax assets	$ 34